Measurement of credit losses on financial instrument - Summary of the impact of adopting ASC 326 (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit expected losses	$ 10,795	$ 3,205	$ 3,205	$ 2,065
Impact of ASC 326 adoption [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit expected losses		1,076
As reported under ASC 326 [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit expected losses		$ 4,281